DERIVATIVE ROYALTY ASSET	12 Months Ended
Dec. 31, 2023
Derivative Royalty Asset [Abstract]
DERIVATIVE ROYALTY ASSET [Text Block]

5. DERIVATIVE ROYALTY ASSET

In October 2020, the Company closed an agreement to acquire an existing 27.5% price participation royalty ("PPR") interest on the operating Higginsville Gold Operations ("Higginsville") owned by Karora Resources Inc.. Higginsville is a low-cost open pit gold operation in Higginsville, Western Australia. The royalty is a 27.5% PPR royalty on the difference between the average London PM fix gold price for the quarter and A$1,340/oz on the first 2,500 ounces per quarter for a cumulative total of 34,000 ounces of gold.

As the amount received by the Company will vary depending on changes in the London PM fix gold price and the changes in the exchange rate between the A$ and the US$, the Company has recognized the Higginsville PPR as a derivative asset carried at fair value through profit and loss. As per IFRS 9, the Higginsville PPR was recognized as a derivative asset upon inception at $7.2 million, any cash received from the Higginsville PPR will be used to reduce the derivative asset, and at each period-end the Company will estimate the fair value of the Higginsville PPR using a valuation model with any changes between the estimated fair value and the carrying value flowing through profit or loss in the period.

As at December 31, 2023, the maximum amount of deliverable ounces pursuant to the Higginsville PPR agreement had been delivered and the remaining net book value of the royalty was reduced to $Nil (December 31, 2022 - $2.2 million). The Company recorded a mark-to-market gain on the Higginsville derivative asset of $0.7 million for the year ended December 31, 2023 (2022 - $0.5 million gain).

The changes in the derivative royalty asset for the year ended December 31, 2023, were as follows:

Derivative royalty asset
As at December 31, 2021	$4,034
Payments received or due under derivative royalty asset	(2,384)
Mark-to-market gain on derivative royalty asset	532
As at December 31, 2022	$2,182
Payments received or due under derivative royalty asset	(2,866)
Mark-to-market gain on derivative royalty asset	684
As at December 31, 2023	$-